Inventories, net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [abstract]
Cost of inventories recognized in cost of sales	$ 111,863,425	$ 115,022,007	$ 117,613,669